S000012075 [Member] Expense Example, No Redemption - S000012075 [Member]	Aug. 31, 2025 USD ($)
C000169173 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
C000253718 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
C000032877 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	686
Expense Example, No Redemption, 3 Years	922
Expense Example, No Redemption, 5 Years	1,177
Expense Example, No Redemption, 10 Years	1,903
C000032879 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,038
C000032881 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
C000122665 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,061